Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Thousands					2 Months Ended		9 Months Ended
	Nov. 30, 2021 USD ($) Exchange_Rate $ / bbl	Nov. 30, 2021 MXN ($) $ / bbl	Nov. 19, 2021 MXN ($)	Oct. 19, 2021 MXN ($)	Nov. 30, 2021 USD ($) Exchange_Rate	Nov. 30, 2021 MXN ($)	Sep. 30, 2021 USD ($) Exchange_Rate $ / bbl	Sep. 30, 2021 MXN ($) Exchange_Rate	Dec. 31, 2020 MXN ($)	Nov. 25, 2020 USD ($)	Nov. 25, 2020 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Outstanding of revolving credit lines	$ 100,000				$ 100,000		$ 0	$ 0
Exchange rates | Exchange_Rate	21.8185				21.8185		20.3060	20.3060
Depreciation of the value of the peso in U.S. dollars terms	7.40%	7.40%
Repayments of revolving credit lines					$ 8,394,229
Proceeds from revolving credit lines					8,077,284
Borrowings	$ 2,055,612				$ 2,055,612			$ 2,260,747,244	$ 2,232,694,117	$ 2,100,000	$ 42,000,000
U.S [member]
Disclosure of non-adjusting events after reporting period [line items]
Foreign currency exchange rate loss		$ 146,410,073
Subsequent event [member]
Disclosure of non-adjusting events after reporting period [line items]
Contribution from government received						$ 42,870,829
Subsequent event [member] | Petroleos Mexicanos [member]
Disclosure of non-adjusting events after reporting period [line items]
Contribution from government received			$ 32,615,539
Financing from Revolving Credit Lines [Member]
Disclosure of non-adjusting events after reporting period [line items]
Obtain of revolving credit lines	$ 5,500,000	$ 37,000,000
Financing from Revolving Credit Lines [Member] | PMI TRD DAC revolving credit lines [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings							$ 2,372,557
Crude Oil Price Movement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Average prices of crude oil exports | $ / bbl	63.16	63.16					71.25
Percetnage of increase in crude oil price							11.40%
Non Adjusting Event Reporting Period [Member] | Term Loan Due On April Twenty Third Two Thousand Twenty Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity				April 15, 2022
Borrowings				$ 4,000,000
Interest rate basis description				TIIE plus 248 basis points.